Related Party Transactions	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 5—Related Party Transactions
Founder Shares
On October 28, 2020, the Sponsor paid an aggregate of $25,000 to cover certain offering and formation costs of the Company in consideration for 43,125,000 of the Company’s Class B ordinary shares (the “Founder Shares”). The Founder Shares include an aggregate of up to 5,625,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Proposed Offering.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period, provided such release shall not occur earlier than 180 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Promissory Note—Related Party
On October 27, 2020, the Company issued the Promissory Note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, The Promissory Note is non-interest
bearing and payable on the earlier of (i) December 31, 2021 and (ii) the completion of the Proposed Offering. As of December 31, 2020, the amount outstanding under the Promissory Note was $300,000.
Advance from Sponsor
As of December 31, 2020, the Sponsor paid on behalf of the Company an aggregate of $156,333 for costs related to the Proposed Offering.
Administrative Services Agreement
Commencing on the effective date of the Proposed Offering, the Company will enter into an agreement pursuant to which it will pay an affiliate of the Sponsor $15,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, such loans may be converted upon completion of a Business Combination into warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. There have been no borrowings under this arrangement to date.

Note 5—Related Party Transactions
Founder Shares
On October 28, 2020, the Sponsor paid an aggregate of $25,000 to cover certain offering and formation costs of the Company in consideration for 43,125,000 of the Company’s Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 5,625,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Public Offering. The underwriter exercised its over-allotment option in full on February 26, 2021; thus, these 5,625,000 Founder Shares were no longer subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period, provided such release shall not occur earlier than 180 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Promissory Note—Related Party
On October 27, 2020, the Company issued the Promissory Note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000,
The Promissory Note is
non-interest
bearing and payable on the earlier of (i) December 31, 2021 and (ii) the completion of the Public Offering. As of December 31, 2020, the amount outstanding under the Promissory Note was
$300,000
.
In February 2021, the Promissory Note was repaid in full and accordingly, as of June 30, 2021, there was no amount outstanding under the Note.
Advance from Sponsor
Prior to the Initial Public Offering, the Sponsor paid on behalf of the Company an aggregate of $156,333 for offering costs. As of March 2021, the advance was repaid in full. During the three months ended June 30, 2021, the Sponsor advanced the Company funds in the aggregate amount of $631,638 to cover working capital expenses. The advances are non-interest bearing and payable upon demand. As of June 30, 2021, amount ou
t
standing was $631,638.
Administrative Services Agreement
Commencing on February 23, 2021, the Company entered into an agreement pursuant to which it will pay an affiliate of the Sponsor $15,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. During the six months ended June 30, 2021, the Company incurred $45,000 in expenses for services provided by the Sponsor in connection with the aforementioned agreement.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, such loans may be converted upon completion of a Business Combination into warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. There have been no borrowings under this arrangement to date.